Bernstein Fund, Inc.

Schedule of Investments

International Strategic Equities Portfolio

June 30, 2026 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.0%
Financials – 27.1%
Banks – 19.5%
ABN AMRO Bank NV	4,532,890	$192,792,070
AIB Group PLC	14,414,800	169,409,678
Barclays PLC	29,617,570	198,467,325
BNP Paribas SA	1,561,712	182,397,261
China Construction Bank Corp. - Class H	70,965,000	73,196,970
Danske Bank A/S	2,153,335	115,424,308
Erste Group Bank AG	1,431,239	191,554,047
Eurobank SA	39,790,020	189,773,313
Hana Financial Group, Inc.	2,147,790	160,426,881
Industrial & Commercial Bank of China Ltd. - Class H	124,517,000	102,288,933
Japan Post Bank Co., Ltd.	10,185,800	193,859,665
Mitsubishi UFJ Financial Group, Inc.	10,000,300	199,235,243
Resona Holdings, Inc.	9,947,200	129,691,896
Standard Chartered PLC	4,720,610	127,657,325
State Bank of India	2,288,660	24,937,012

		2,251,111,927

Capital Markets – 3.3%
3i Group PLC	3,213,110	105,659,502
B3 SA - Brasil Bolsa Balcao	23,877,500	67,206,492
Euronext NV(a)	297,860	47,643,061
Singapore Exchange Ltd.	8,534,100	159,224,413

		379,733,468

Consumer Finance – 0.4%
Muthoot Finance Ltd.	1,480,844	47,050,784

Insurance – 3.9%
AIA Group Ltd. - Class H	12,072,600	110,527,444
NN Group NV	3,866,310	338,955,051

		449,482,495

		3,127,378,674

Information Technology – 25.6%
Communications Equipment – 0.7%
Accton Technology Corp.	926,000	73,859,751

Electronic Equipment, Instruments & Components – 3.6%
Delta Electronics, Inc.	1,064,000	66,823,195
Elite Material Co., Ltd.	846,000	146,256,892
Kingboard Laminates Holdings Ltd. - Class H(b)	4,634,000	59,333,889
Murata Manufacturing Co., Ltd.	2,050,300	147,180,274

		419,594,250

Semiconductors & Semiconductor Equipment – 16.5%
ASML Holding NV	110,330	218,472,750
Hon Precision, Inc.	563,998	115,875,190
Kioxia Holdings Corp.(c)	137,200	79,744,723
MediaTek, Inc.	1,077,000	146,757,060
SK hynix, Inc.	264,010	465,867,346
Taiwan Semiconductor Manufacturing Co., Ltd.	11,203,000	883,807,482

		1,910,524,551

Technology Hardware, Storage & Peripherals – 4.8%
Samsung Electronics Co., Ltd.	2,487,460	551,960,194

		2,955,938,746

Industrials – 16.9%
Aerospace & Defense – 3.8%
BAE Systems PLC	8,639,410	211,722,786
Rheinmetall AG	60,700	69,063,363
Safran SA	382,470	150,724,036

		431,510,185

Building Products – 0.5%
Daikin Industries Ltd.	389,500	59,413,828

Company	Shares	U.S. $ Value

Construction & Engineering – 1.6%
Stantec, Inc.	1,315,670	$90,744,819
Vinci SA	672,023	98,147,661

		188,892,480

Electrical Equipment – 6.6%
ABB Ltd. (REG)	1,893,090	205,928,885
Bizlink Holding, Inc.	1,222,000	74,884,380
Mitsubishi Electric Corp.	4,069,700	149,254,159
Prysmian SpA	1,948,760	328,060,222

		758,127,646

Industrial Conglomerates – 1.0%
Hanwha Corp.	823,970	53,776,231
Hyosung Corp.	507,210	58,071,006

		111,847,237

Machinery – 1.5%
SMC Corp.	395,300	176,733,176

Professional Services – 1.9%
Computershare Ltd.	4,325,610	114,554,866
RELX PLC	3,375,200	106,672,553

		221,227,419

		1,947,751,971

Health Care – 7.2%
Biotechnology – 1.1%
Genmab A/S(c)	458,160	125,605,579

Health Care Equipment & Supplies – 0.6%
ResMed, Inc.	3,435,000	68,073,572

Health Care Providers & Services – 1.0%
Fresenius SE & Co. KGaA	2,511,079	114,722,242

Pharmaceuticals – 4.5%
AstraZeneca PLC	786,400	146,824,181
Novartis AG (REG)	331,260	51,773,389
Novo Nordisk A/S - Class B	1,311,169	62,971,406
Roche Holding AG	434,520	178,625,201
Takeda Pharmaceutical Co., Ltd.	2,629,700	83,820,732

		524,014,909

		832,416,302

Energy – 4.9%
Energy Equipment & Services – 0.5%
Saipem SpA(b)	11,924,440	59,950,014

Oil, Gas & Consumable Fuels – 4.4%
ENEOS Holdings, Inc.	21,146,100	156,531,093
Petroleo Brasileiro SA - Petrobras (Preference Shares)	5,713,300	41,834,597
Shell PLC	7,996,228	310,693,262

		509,058,952

		569,008,966

Consumer Staples – 4.8%
Beverages – 1.7%
Asahi Group Holdings Ltd.	14,564,200	138,456,888
Fomento Economico Mexicano SAB de CV	4,473,200	57,169,990

		195,626,878

Consumer Staples Distribution & Retail – 3.1%
Loblaw Cos. Ltd.	3,720,350	168,776,534
Tesco PLC	31,926,880	194,629,283

		363,405,817

		559,032,695

Consumer Discretionary – 4.2%
Automobile Components – 0.6%
Toyo Tire Corp.(b)	3,184,500	73,732,086

Automobiles – 0.9%
Honda Motor Co., Ltd.	11,172,700	100,641,010

Hotels, Restaurants & Leisure – 1.0%
InterContinental Hotels Group PLC	678,505	116,623,197

Company	Shares	U.S. $ Value

Specialty Retail – 1.1%
Industria de Diseno Textil SA	2,044,650	$128,879,025

Textiles, Apparel & Luxury Goods – 0.6%
ANTA Sports Products Ltd. - Class H	7,591,200	69,077,584

		488,952,902

Communication Services – 2.8%
Entertainment – 0.5%
HYBE Co., Ltd.(c)	440,560	55,163,149

Interactive Media & Services – 1.0%
Tencent Holdings Ltd. - Class H	2,156,700	119,012,188

Wireless Telecommunication Services – 1.3%
Bharti Airtel Ltd.	2,592,932	50,875,841
TIM SA/Brazil	23,067,600	97,725,512

		148,601,353

		322,776,690

Materials – 2.4%
Metals & Mining – 2.4%
Anglo American PLC	1,811,180	88,842,793
Endeavour Mining PLC	2,686,940	134,721,173
Zijin Mining Group Co., Ltd. - Class A	14,966,252	56,205,010

		279,768,976

Real Estate – 1.3%
Real Estate Management & Development – 1.3%
Mitsui Fudosan Co., Ltd.	10,615,100	98,385,199
Sun Hung Kai Properties Ltd. - Class H	3,197,500	46,022,634

		144,407,833

Utilities – 0.8%
Electric Utilities – 0.8%
Enel SpA	7,859,380	90,150,127

		90,150,127

Total Common Stocks (cost $8,118,156,616)		11,317,583,882

SHORT-TERM INVESTMENTS – 1.8%
Investment Companies – 1.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.48%(d) (e) (f) (cost $205,607,200)	205,607,200	205,607,200

Total Investments Before Security Lending Collateral for Securities Loaned – 99.8% (cost $8,323,763,816)		11,523,191,082

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.5%
Investment Companies – 0.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.48%(d) (e) (f) (cost $61,281,708)	61,281,708	61,281,708

Total Investments – 100.3% (cost $8,385,045,524)(g)		11,584,472,790
Other assets less liabilities – (0.3)%		(31,817,369)

Net Assets – 100.0%		$11,552,655,421

Country Breakdown (% of Net Assets)

15.4%	Japan
14.3%	United Kingdom
13.0%	Taiwan
11.7%	South Korea
6.9%	Netherlands
4.1%	Italy
3.7%	France
3.6%	China
3.3%	Switzerland
2.6%	Denmark
2.2%	Canada
1.8%	Hong Kong
1.8%	Brazil
1.6%	Austria
12.0%	Others
2.3%	Short-Term Investments
-0.3%	Other assets less liabilities

100.0%	Total

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America NA	BRL	389,315	USD	76,306	07/02/2026	$890,574
Bank of America NA	USD	75,207	BRL	389,315	07/02/2026	208,329
Bank of America NA	KRW	518,074,459	USD	350,699	07/16/2026	15,741,704
Bank of America NA	USD	38,723	KRW	56,662,920	07/16/2026	(2,087,692)
Bank of America NA	USD	80,362	TWD	2,538,601	07/21/2026	(723,063)
Bank of America NA	MXN	751,196	USD	42,557	08/06/2026	(275,781)
Bank of America NA	USD	29,385	ILS	82,541	08/06/2026	(1,623,329)
Bank of America NA	CNH	197,345	USD	29,075	08/07/2026	(53,427)
Bank of America NA	JPY	22,655,883	USD	141,712	08/27/2026	1,751,639
Bank of America NA	NOK	1,459,182	USD	149,622	09/10/2026	2,350,024
Bank of America NA	EUR	40,388	USD	46,165	09/11/2026	(118,406)
Bank of New York (The)	USD	29,806	EUR	25,925	09/11/2026	(96,762)
Barclays Capital, Inc.	CAD	43,760	USD	30,865	07/09/2026	1,191
Barclays Capital, Inc.	USD	44,713	CAD	61,118	07/09/2026	(1,605,789)
Barclays Capital, Inc.	GBP	38,744	USD	50,988	07/16/2026	(403,310)
Barclays Capital, Inc.	USD	79,275	GBP	59,003	07/16/2026	(1,011,559)
Barclays Capital, Inc.	USD	35,320	KRW	52,012,287	07/16/2026	(1,691,867)
Barclays Capital, Inc.	TWD	7,313,555	USD	231,237	07/21/2026	1,801,120
Barclays Capital, Inc.	JPY	3,150,392	USD	19,715	08/27/2026	253,213
Barclays Capital, Inc.	USD	58,840	SEK	561,264	09/10/2026	(731,746)
Barclays Capital, Inc.	USD	111,038	EUR	97,302	09/11/2026	467,073
Barclays Capital, Inc.	USD	29,846	EUR	25,955	09/11/2026	(102,557)
BNP Paribas SA	CAD	70,353	USD	50,944	07/09/2026	1,323,709
BNP Paribas SA	USD	33,158	CAD	45,023	07/09/2026	(1,403,013)
BNP Paribas SA	KRW	689,045,067	USD	455,812	07/16/2026	10,315,287
BNP Paribas SA	USD	95,917	KRW	148,519,749	07/16/2026	107,519
BNP Paribas SA	USD	174,186	KRW	266,239,581	07/16/2026	(2,050,688)
BNP Paribas SA	TWD	1,032,290	USD	32,493	07/21/2026	109,170
BNP Paribas SA	USD	76,555	TWD	2,413,789	07/21/2026	(831,315)
BNP Paribas SA	USD	305,248	INR	29,165,546	08/06/2026	2,164,342
BNP Paribas SA	JPY	4,921,146	USD	30,852	08/27/2026	451,024
BNP Paribas SA	USD	36,013	NOK	355,097	09/10/2026	(174,093)
Citibank NA	BRL	225,356	USD	43,534	07/02/2026	(120,592)
Citibank NA	USD	43,338	BRL	225,356	07/02/2026	316,493
Citibank NA	USD	33,996	CAD	46,709	07/09/2026	(1,051,592)
Citibank NA	GBP	685,420	USD	925,815	07/16/2026	16,650,756
Citibank NA	KRW	96,293,602	USD	64,475	07/16/2026	2,217,191
Citibank NA	USD	87,833	GBP	65,173	07/16/2026	(1,385,372)
Citibank NA	USD	65,380	KRW	98,494,977	07/16/2026	(1,698,786)
Citibank NA	USD	94,848	TWD	2,988,021	07/21/2026	(1,110,168)
Citibank NA	BRL	225,356	USD	43,004	08/04/2026	(315,095)
Citibank NA	USD	5,075	JPY	813,874	08/27/2026	(47,472)
Citibank NA	EUR	26,055	USD	29,960	09/11/2026	101,372
Citibank NA	SGD	36,227	USD	28,079	09/18/2026	(76,339)
Deutsche Bank AG	BRL	163,959	USD	31,673	07/02/2026	(87,737)
Deutsche Bank AG	USD	32,279	BRL	163,959	07/02/2026	(517,728)
Deutsche Bank AG	USD	45,409	GBP	33,741	07/16/2026	(654,011)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	EUR	39,365	USD	45,089	09/11/2026	$(22,627)
Goldman Sachs Bank USA	USD	59,778	KRW	90,238,166	07/16/2026	(1,435,622)
Goldman Sachs Bank USA	USD	31,481	MYR	128,127	09/17/2026	(29,751)
HSBC Bank USA	USD	403,853	AUD	565,197	07/09/2026	(12,584,628)
HSBC Bank USA	USD	575,129	CAD	789,104	07/09/2026	(18,569,663)
HSBC Bank USA	GBP	42,608	USD	57,131	07/16/2026	614,081
HSBC Bank USA	GBP	34,840	USD	46,002	07/16/2026	(210,504)
HSBC Bank USA	KRW	233,826,384	USD	157,728	07/16/2026	6,548,951
HSBC Bank USA	KRW	55,868,976	USD	36,106	07/16/2026	(15,477)
HSBC Bank USA	USD	30,132	GBP	22,450	07/16/2026	(353,089)
HSBC Bank USA	USD	328,661	KRW	498,653,450	07/16/2026	(6,259,739)
HSBC Bank USA	USD	89,703	ZAR	1,483,752	07/16/2026	774,576
HSBC Bank USA	TWD	8,363,705	USD	264,713	07/21/2026	2,332,680
HSBC Bank USA	USD	208,468	TWD	6,602,320	07/21/2026	(1,344,879)
HSBC Bank USA	USD	14,000	PHP	844,712	07/22/2026	(256,959)
HSBC Bank USA	USD	23,731	PLN	86,587	07/23/2026	(714,819)
HSBC Bank USA	USD	50,811	ILS	147,354	08/06/2026	(1,250,712)
HSBC Bank USA	USD	29,832	INR	2,824,215	08/06/2026	(64,240)
HSBC Bank USA	CNH	189,917	USD	28,099	08/07/2026	66,601
HSBC Bank USA	CNH	200,762	USD	29,618	08/07/2026	(15,328)
HSBC Bank USA	USD	371,938	CNH	2,515,614	08/07/2026	(624,088)
HSBC Bank USA	USD	148,092	NOK	1,459,182	09/10/2026	(820,506)
HSBC Bank USA	USD	26,087	SEK	248,916	09/10/2026	(316,197)
HSBC Bank USA	EUR	377,925	USD	439,357	09/11/2026	6,266,101
JPMorgan Chase Bank	USD	31,025	CAD	43,315	07/09/2026	(475,156)
JPMorgan Chase Bank	GBP	20,796	USD	27,831	07/16/2026	246,906
JPMorgan Chase Bank	USD	47,323	CNH	318,942	08/07/2026	(245,887)
JPMorgan Chase Bank	JPY	7,525,508	USD	47,263	08/27/2026	772,796
JPMorgan Chase Bank	USD	120,603	SEK	1,158,665	09/10/2026	(644,696)
JPMorgan Chase Bank	EUR	28,668	USD	33,340	09/11/2026	487,350
Morgan Stanley Bank NA	USD	19,230	CLP	17,071,347	07/15/2026	(709,446)
Morgan Stanley Bank NA	GBP	21,694	USD	29,119	07/16/2026	343,036
Morgan Stanley Bank NA	KRW	51,469,854	USD	34,158	07/16/2026	880,921
Morgan Stanley Bank NA	KRW	53,883,098	USD	34,735	07/16/2026	(102,453)
Morgan Stanley Bank NA	USD	30,601	GBP	23,185	07/16/2026	152,090
Morgan Stanley Bank NA	USD	34,502	IDR	592,290,276	07/16/2026	(1,472,582)
Morgan Stanley Bank NA	USD	32,380	KRW	47,575,923	07/16/2026	(1,620,122)
Morgan Stanley Bank NA	TWD	11,454,885	USD	361,125	07/21/2026	1,770,264
Morgan Stanley Bank NA	JPY	7,650,684	USD	47,508	08/27/2026	244,970
Morgan Stanley Bank NA	USD	77,895	JPY	12,446,654	08/27/2026	(1,003,643)
NatWest Markets PLC	USD	16,289	NZD	27,640	07/09/2026	(585,744)
Societe Generale	USD	5,793	GBP	4,289	07/16/2026	(104,411)
Standard Chartered Bank	KRW	172,757,914	USD	116,454	07/16/2026	4,758,154
Standard Chartered Bank	USD	70,193	KRW	104,623,925	07/16/2026	(2,548,680)
Standard Chartered Bank	TWD	1,580,975	USD	50,142	07/21/2026	544,419
Standard Chartered Bank	USD	42,209	TWD	1,334,873	07/21/2026	(332,710)
Standard Chartered Bank	INR	2,726,665	USD	28,093	08/06/2026	(647,192)
State Street Bank & Trust Co.	CAD	56,472	USD	40,292	07/09/2026	461,452
State Street Bank & Trust Co.	USD	49,290	CAD	67,664	07/09/2026	(1,565,972)
State Street Bank & Trust Co.	KRW	49,573,535	USD	33,532	07/16/2026	1,480,470
State Street Bank & Trust Co.	TWD	1,033,211	USD	32,425	07/21/2026	11,454
State Street Bank & Trust Co.	USD	57,518	MXN	1,001,381	08/06/2026	(419,961)
State Street Bank & Trust Co.	USD	25,187	THB	822,409	08/07/2026	(358,243)
State Street Bank & Trust Co.	USD	33,350	EUR	29,003	09/11/2026	(113,643)
UBS	AUD	43,419	USD	30,824	07/09/2026	765,994
UBS	KRW	120,485,226	USD	82,785	07/16/2026	4,886,101
UBS	USD	32,414	KRW	47,836,792	07/16/2026	(1,485,609)
UBS	USD	172,939	CHF	136,232	09/11/2026	(3,017,616)

						$7,239,214

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. This security is considered restricted, but liquid and may be resold in transactions exempt from registration. At June 30, 2026, this security amounted to $47,643,061 or 0.4% of net assets.

(b)	Represents entire or partial securities out on loan.
(c)	Non-income producing security.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	Affiliated investments.
(f)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(g)

As of June 30, 2026 the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $3,634,250,628 and gross unrealized depreciation of investments was $(427,584,148), resulting in net unrealized appreciation of $3,206,666,480.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNH – Chinese Yuan Renminbi (Offshore)

EUR – Euro

GBP – Great British Pound

IDR – Indonesian Rupiah

ILS – Israeli Shekel

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

PHP – Philippine Peso

PLN – Polish Zloty

SEK – Swedish Krona

SGD – Singapore Dollar

THB – Thailand Baht

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

REG – Registered Shares

Bernstein Fund, Inc.

International Strategic Equities Portfolio

June 30, 2026 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2026:

Investments in Securities:	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks:
Financials	$67,206,492	$3,060,172,182		$-0-	$3,127,378,674
Information Technology	-0-	2,955,938,746		-0-	2,955,938,746
Industrials	90,744,819	1,857,007,152		-0-	1,947,751,971
Health Care	-0-	832,416,302		-0-	832,416,302
Energy	41,834,597	527,174,369		-0-	569,008,966
Consumer Staples	225,946,524	333,086,171		-0-	559,032,695
Consumer Discretionary	-0-	488,952,902		-0-	488,952,902
Communication Services	97,725,512	225,051,178		-0-	322,776,690
Materials	134,721,173	145,047,803		-0-	279,768,976
Real Estate	-0-	144,407,833		-0-	144,407,833
Utilities	-0-	90,150,127		-0-	90,150,127
Short-Term Investments	205,607,200	-0-		-0-	205,607,200
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	61,281,708	-0-		-0-	61,281,708

Total Investments in Securities	925,068,025	10,659,404,765	(a)	-0-	11,584,472,790
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	-0-	91,631,097		-0-	91,631,097
Liabilities:
Forward Currency Exchange Contracts	-0-	(84,391,883)		-0-	(84,391,883)

Total	$925,068,025	$10,666,643,979		$-0-	$11,591,712,004

(a)

A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended June 30, 2026 is as follows:

Fund	Market Value 9/30/2025 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/2026 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$81,998	$2,567,606	$2,443,997	$205,607	$2,696
AB Government Money Market Portfolio*	28,173	744,963	711,854	61,282	1,265

	$110,171	$3,312,569	$3,155,851	$266,889	$3,961

*	Investments of cash collateral for securities lending transactions.